INCOME TAXES - Provision (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current
Canada	$ 29	$ (54)	$ 84
Foreign	276	306	615
Total	305	252	699
Deferred
Canada	(327)	(224)	(29)
Foreign	142	166	84
Total	(185)	(58)	55
Income Tax Expense	$ 120	$ 194	$ 754